MAY 12, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended March 31, 2000.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 2000



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 65 EAST 55TH STREET, NY, NY 10022
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of May, 2000.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AETNA INC                    COM    008117 10 3   1,670,625    30,000(c)   X                                 30,000(c)
AUTONATION INC               COM    05329W 10 2     368,300    46,400      X                                 46,400
COASTCAST CORP               COM    19057T 10 8   3,457,538   201,900      X                                201,900
CMP GROUP INC                COM    125887 10 9   4,881,350   167,600      X                                167,600
GREY WOLF INC                COM    397888 10 8     196,875    50,000      X                                 50,000
INSURANCE AUTO AUCTIONS INC  COM    457875 10 2     339,188    20,100      X                                 20,100
MCDERMOTT INTL INC           COM    580037 10 9   1,118,119   121,700      X                                121,700
MAXXAM INC                   COM    577913 10 6     900,600    31,600      X                                 31,600
PAGING NETWORK INC           COM    695542 10 0     193,234    74,500      X                                 74,500
RELIASTAR FINL CORP          COM    75952U 10 3   6,504,000   192,000      X                                192,000
RYDER SYS INC                COM    783549 10 8   1,020,938    45,000      X                                 45,000
SOMNUS MED TECHNOLOGIES INC  COM    835397 10 0   3,260,668   778,667      X                                778,667
US AIRWAYS GROUP INC         COM    911905 10 7     417,188    15,000      X                                 15,000
US AIRWAYS GROUP INC         COM    911905 10 7     278,125    10,000(c)   X                                  1,000(c)
USX MARATHON GROUP         COM NEW  902905 82 7     912,188    35,000      X                                 35,000
VENTAS INC                   COM    92276F 10 0   3,975,000 1,200,000      X                              1,200,000
WEATHERFORD INTL INC         COM    947074 10 0   1,099,800    18,800      X                                 18,800


                TOTAL                            30,593,734
